Document and Entity Information	May 23, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0000924727
Entity Registrant Name	Investment Managers Series Trust III
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Document Creation Date	May 23, 2025
Document Effective Date	May 23, 2025
Prospectus Date	May 23, 2025
MANTEIO MANAGED FUTURES STRATEGY FUND | Class I Shares
Prospectus:
Trading Symbol	CSAIX
MANTEIO MANAGED FUTURES STRATEGY FUND | Class C Shares
Prospectus:
Trading Symbol	CSACX
MANTEIO MANAGED FUTURES STRATEGY FUND | Class A Shares
Prospectus:
Trading Symbol	CSAAX
MANTEIO MULTIALTERNATIVE STRATEGY FUND | Class I Shares
Prospectus:
Trading Symbol	CSQIX
MANTEIO MULTIALTERNATIVE STRATEGY FUND | Class A Shares
Prospectus:
Trading Symbol	CSQAX